UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2009

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund
The fund's portfolio
7/31/08 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value

Advertising and Marketing Services (0.2%)
Greenfield Online, Inc. (NON) (S)	53,400	$739,056
Marchex, Inc. Class B (S)	4,903	56,973
ValueClick, Inc. (NON)	21,031	250,269
Valuevision Media, Inc. Class A (NON)	21,700	66,402
		1,112,700

Aerospace and Defense (0.6%)
Alliant Techsystems, Inc. (NON) (S)	17,800	1,762,022
Kaman Corp.	11,700	293,436
Orbital Sciences Corp. (NON)	26,600	665,266
Sturm Ruger & Co., Inc. (NON)	15,100	91,355
Teledyne Technologies, Inc. (NON)	29,012	1,824,855
		4,636,934

Airlines (0.1%)
Continental Airlines, Inc. Class B (NON) (S)	46,909	644,061

Automotive (0.5%)
Dollar Thrifty Automotive Group (NON)	7,300	22,922
Lear Corp. (NON) (S)	139,500	2,010,195
Tenneco Automotive, Inc. (NON)	93,595	1,349,640
		3,382,757

Banking (3.6%)
BancFirst Corp.	4,400	207,900
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	1,880	34,479
Bank of Hawaii Corp.	5,251	264,598
Cardinal Financial Corp.	7,000	59,430
City Bank	35,387	335,823
City Holding Co.	26,003	1,156,613
Colonial Bancgroup, Inc.	338,300	2,253,078
Community Bancorp (NON)	35,900	172,679
Corus Bankshares, Inc.	49,327	192,869
Cullen/Frost Bankers, Inc.	7,866	414,853
First Citizens BancShares, Inc. Class A	1,725	244,088
First Financial Bankshares, Inc. (S)	44,432	2,038,984
FirstFed Financial Corp. (NON)	30,778	246,224
Frontier Financial Corp.	4,079	47,112
Great Southern Bancorp, Inc.	4,472	46,822
Imperial Capital Bancorp, Inc.	2,990	21,887
Independent Bank Corp.	105,100	2,749,416
International Bancshares Corp.	20,527	504,964
NBT Bancorp, Inc.	17,900	443,741
Old Second Bancorp, Inc.	2,448	37,259
Oriental Financial Group (Puerto Rico)	10,200	177,174
PacWest Bancorp	48,650	905,863
Republic Bancorp, Inc. Class A	9,350	289,289
S&T Bancorp, Inc. (S)	54,000	1,811,160
Seacoast Banking Corp. of Florida (S)	58,900	498,883
Sierra Bancorp (S)	5,800	109,446
SVB Financial Group (NON)	86,648	4,990,058
SY Bancorp, Inc.	3,166	81,683
Tompkins Financial Corp.	2,600	111,046
TrustCo Bank Corp. NY (S)	18,663	162,928
Webster Financial Corp.	95,500	1,896,630
Wilmington Trust Corp.	147,824	3,484,212
		25,991,191

Basic Materials (--%)
Foamex International, Inc. (NON)	46,348	23,174
General Moly, Inc. (NON) (S)	13,500	101,520
		124,694

Beverage (--%)
Coca-Cola Bottling Company Consolidated	5,446	183,149

Biotechnology (3.0%)
Albany Molecular Research, Inc. (NON)	71,420	1,092,726
Applied Biosystems, Inc.	86,292	3,186,764
Ariad Pharmaceuticals, Inc. (NON)	42,670	139,531
Cubist Pharmaceuticals, Inc. (NON) (S)	89,100	2,019,006
eResearch Technology, Inc. (NON)	351	5,111
Invitrogen Corp. (NON) (S)	229,000	10,156,150
Kendle International, Inc. (NON)	8,700	358,005
Martek Biosciences Corp. (NON) (S)	16,452	618,760
Quidel Corp. (NON) (S)	188,956	3,828,249
RTI Biologics, Inc. (NON)	33,900	281,031
		21,685,333

Broadcasting (0.1%)
Lin TV Corp. Class A (NON)	885	5,248
Sinclair Broadcast Group, Inc. Class A (S)	106,974	816,212
		821,460

Building Materials (0.9%)
AAON, Inc.	7,600	144,476
Apogee Enterprises, Inc.	119,700	2,068,416
Comfort Systems USA, Inc.	10,335	137,042
Interface, Inc. Class A	28,100	332,985
Lennox International, Inc.	111,000	3,962,700
LSI Industries, Inc.	8,633	79,683
		6,725,302

Chemicals (5.3%)
Arch Chemicals, Inc.	79,672	2,557,471
Ashland, Inc.	3,900	162,903
Cambrex Corp.	104,320	793,875
Celanese Corp. Ser. A	8,700	335,211
Cytec Industries, Inc.	5,100	275,706
Eastman Chemical Co.	69,600	4,173,216
Ferro Corp.	25,800	561,408
FMC Corp. (S)	101,437	7,543,870
Georgia Gulf Corp. (S)	20,858	60,488
Innophos Holdings, Inc.	8,400	246,708
Innospec, Inc. (United Kingdom)	7,546	133,866
International Flavors & Fragrances, Inc.	12,500	502,750
Koppers Holdings, Inc.	10,500	453,705
Lubrizol Corp. (The) (S)	81,800	4,073,640
NewMarket Corp. (S)	75,839	4,683,817
Olin Corp.	107,132	3,186,106
OM Group, Inc. (NON) (S)	37,500	1,260,000
PolyOne Corp. (NON)	38,200	286,500
Rockwood Holdings, Inc. (NON)	132,600	5,058,690
Sigma-Adrich Corp.	11,550	701,547
Spartech Corp.	31,220	315,634
Valspar Corp. (S)	19,840	429,933
		37,797,044

Coal (0.1%)
Foundation Coal Holdings, Inc.	9,500	564,300

Commercial and Consumer Services (3.2%)
Advance America Cash Advance Centers, Inc.	28,585	156,360
Alliance Data Systems Corp. (NON)	8,393	538,411
Bowne & Co., Inc. (S)	223,619	2,891,394
Chemed Corp.	101,107	4,327,380
CPI Corp. (S)	17,334	238,689
CRA International, Inc. (NON)	3,600	135,468
Deluxe Corp.	65,200	932,360
DynCorp International, Inc. Class A (NON)	36,856	580,113
EZCORP, Inc. Class A (NON)	209,886	3,773,750
Heartland Payment Systems, Inc.	1,200	27,612
HMS Holdings Corp. (NON)	16,400	408,032
Jackson Hewitt Tax Service, Inc.	5,900	91,214
Landauer, Inc.	21,200	1,363,796
Maximus, Inc.	7,300	270,903
Pre-Paid Legal Services, Inc. (NON)	6,825	286,787
Spherion Corp. (NON)	108,743	531,753
Tech Data Corp. (NON)	175,000	6,102,250
		22,656,272

Communications Equipment (0.6%)
Comtech Telecommunications Corp. (NON)	8,400	412,692
F5 Networks, Inc. (NON)	19,028	554,666
Foundry Networks, Inc. (NON)	30,400	530,176
Plantronics, Inc.	72,800	1,772,680
		3,270,214

Computers (6.3%)
Actuate Corp. (NON)	123,600	561,144
ANSYS, Inc. (NON) (S)	173,918	7,979,358
Blackbaud, Inc. (S)	25,737	459,663
Brocade Communications Systems, Inc. (NON)	1,467,228	9,903,789
Checkpoint Systems, Inc. (NON)	13,700	288,659
Emulex Corp. (NON)	816,418	9,201,031
Insight Enterprises, Inc. (NON)	94,100	1,200,716
InterVoice, Inc. (NON)	9,820	80,328
Jack Henry & Associates, Inc.	151,300	3,266,567
Lexmark International, Inc. Class A (NON) (S)	7,600	266,608
Logitech International SA (Switzerland) (NON)	15,344	406,385
Magma Design Automation, Inc. (NON)	125,557	796,031
Micros Systems, Inc. (NON)	171,537	5,434,292
MTS Systems Corp.	12,800	536,192
Polycom, Inc. (NON) (S)	17,225	406,510
Progress Software Corp. (NON)	90,957	2,676,865
Sigma Designs, Inc. (NON) (S)	9,200	161,368

SPSS, Inc. (NON)	46,844	1,548,194
		45,173,700

Conglomerates (0.5%)
AMETEK, Inc.	80,600	3,857,516

Construction (1.0%)
Chicago Bridge & Iron Co., NV (Netherlands)	105,518	3,457,825
Drew Industries, Inc. (NON) (S)	10,700	158,360
Perini Corp. (NON) (S)	137,600	3,764,736
		7,380,921

Consumer (1.1%)
CSS Industries, Inc.	44,318	1,253,313
Helen of Troy, Ltd. (Bermuda) (NON)	132,500	2,724,200
Hooker Furniture Corp. (S)	111,778	1,868,928
Scotts Miracle-Gro Co. (The) Class A	114,675	2,233,869
		8,080,310

Consumer Finance (0.2%)
Asta Funding, Inc.	45,795	366,360
Portfolio Recovery Associates, Inc. (NON)	10,599	422,582
World Acceptance Corp. (NON)	28,689	939,852
		1,728,794

Consumer Goods (0.8%)
Blyth Industries, Inc. (S)	176,753	2,571,756
Church & Dwight Co., Inc. (S)	54,600	2,995,902
Jarden Corp. (NON)	1,308	31,431
		5,599,089

Consumer Services (1.2%)
Overstock.com, Inc. (NON) (S)	17,000	301,920
Sapient Corp. (NON)	38,076	245,971
TrueBlue, Inc. (NON) (S)	522,820	7,894,582
		8,442,473

Containers (0.1%)
Pactiv Corp. (NON)	17,522	422,455

Distribution (--%)
Core-Mark Holding Co., Inc. (NON)	4,800	130,704
Green Mountain Coffee Roasters, Inc. (NON) (S)	4,971	180,696
		311,400

Electric Utilities (0.7%)
UniSource Energy Corp. (S)	175,800	5,370,690

Electrical Equipment (0.8%)
Hubbell, Inc. Class B	71,500	3,014,440
LoJack Corp. (NON)	86,400	530,496
Rofin-Sinar Technologies, Inc. (NON)	54,074	1,830,946
		5,375,882

Electronics (2.3%)
Analogic Corp.	7,800	570,804
Ansoft Corp. (NON)	29,998	1,071,229
Cubic Corp.	42,600	1,138,272
Methode Electronics, Inc. Class A	76,869	860,164
Nam Tai Electronics, Inc. (Hong Kong)	144,900	1,670,697
QLogic Corp. (NON)	33,169	624,904
Sanmina Corp. (NON)	310,400	549,408
Semtech Corp. (NON)	126,000	1,835,820
Synopsys, Inc. (NON)	198,163	4,759,875
Technitrol, Inc.	68,300	957,566
TriQuint Semiconductor, Inc. (NON)	285,887	1,609,544
TTM Technologies, Inc. (NON)	13,400	150,750
Zoran Corp. (NON)	39,600	327,492
		16,126,525

Energy (Oil Field) (3.2%)
Basic Energy Services, Inc. (NON)	14,100	379,572
Cal Dive International, Inc. (NON)	37,300	399,483
Core Laboratories NV (Netherlands)	2,680	347,355
Global Industries, Ltd. (NON)	28,900	345,066
Grey Wolf, Inc. (NON) (S)	370,500	3,164,070
Hercules Offshore, Inc. (NON)	15,856	395,924
Key Energy Services, Inc. (NON)	23,000	369,380
Matrix Service Co. (NON)	17,100	385,947
NATCO Group, Inc. (NON) (S)	41,943	1,998,584
Parker Drilling Co. (NON)	49,732	401,337
SEACOR Holdings, Inc. (NON)	33,100	2,769,477
Tidewater, Inc.	117,262	7,028,684
Trico Marine Services, Inc. (NON) (S)	200,300	5,111,656
Willbros Group, Inc. (Panama) (NON)	1,527	57,385
		23,153,920

Entertainment (--%)
Macrovision Solutions Corp. (NON) (S)	9,742	148,078

Environmental (0.2%)
Clean Harbors, Inc. (NON)	16,000	1,248,640

Financial (0.2%)
Advanta Corp. Class B	19,132	151,334
Asset Acceptance Capital Corp.	3,493	41,113
Financial Federal Corp.	14,100	325,005
MGIC Investment Corp.	133,200	852,480
		1,369,932

Food (--%)
Arden Group, Inc.	553	79,687

Forest Products and Packaging (1.7%)
Buckeye Technologies, Inc. (NON)	72,107	703,043
Glatfelter	14,100	206,142
Packaging Corp. of America	163,150	4,163,588
Rock-Tenn Co. Class A (S)	181,300	6,445,215
Sealed Air Corp.	18,251	396,047
Sonoco Products Co.	7,980	260,308
		12,174,343

Health Care Services (3.3%)
Air Methods Corp. (NON)	5,900	169,153
Alnylam Pharmaceuticals, Inc. (NON) (S)	43,500	1,512,930
Amedisys, Inc. (NON)	22,100	1,417,052
AMERIGROUP Corp. (NON)	109,700	2,786,380
AMN Healthcare Services, Inc. (NON)	14,800	279,720
Gentiva Health Services, Inc. (NON) (S)	11,400	291,156
Healthspring, Inc. (NON)	41,700	811,065
IMS Health, Inc.	2,567	53,650
Lincare Holdings, Inc. (NON) (S)	299,800	9,659,556
Medcath Corp. (NON)	47,612	888,916
Molina Healthcare, Inc. (NON) (S)	41,600	1,241,344
RehabCare Group, Inc. (NON)	4,043	66,952
Vivus, Inc. (NON)	46,100	388,623
Warner Chilcott, Ltd. Class A (Bermuda) (NON) (S)	249,600	4,220,736
		23,787,233

Homebuilding (0.6%)
NVR, Inc. (NON) (S)	7,200	3,976,704

Household Furniture and Appliances (0.4%)
American Woodmark Corp. (S)	89,300	2,106,587
Conn's, Inc. (NON) (S)	4,985	78,265
Furniture Brands International, Inc.	10,100	119,887
La-Z-Boy, Inc. (S)	18,000	132,840
Select Comfort Corp. (NON) (S)	395,400	782,892
		3,220,471

Insurance (7.2%)
American Financial Group, Inc.	49,510	1,434,305
American Physicians Capital, Inc.	47,184	2,348,820
Amerisafe, Inc. (NON)	68,300	1,241,011
Amtrust Financial Services, Inc.	16,500	240,405
Aspen Insurance Holdings, Ltd. (Bermuda)	67,005	1,701,257
CNA Surety Corp. (NON)	79,117	1,027,730
Delphi Financial Group Class A	81,850	2,042,158
EMC Insurance Group, Inc.	33,799	827,400
Employers Holdings, Inc.	2,232	39,774
Endurance Specialty Holdings, Ltd. (Bermuda)	65,469	2,003,351
FBL Financial Group, Inc. Class A	5,400	112,590
Fidelity National Title Group, Inc. Class A	19,700	263,192
First Mercury Financial Corp. (NON)	14,875	238,000
Flagstone Reinsurance Holdings, Ltd. (Bermuda)	86,500	1,073,465
FPIC Insurance Group, Inc. (NON)	6,600	329,670
Hanover Insurance Group, Inc. (The)	37,884	1,625,981
Harleysville Group, Inc.	19,122	681,317
HCC Insurance Holdings, Inc.	187,926	4,256,524
Hilb, Rogal & Hamilton Co.	5,999	260,057
Horace Mann Educators Corp.	37,309	517,103
IPC Holdings, Ltd. (Bermuda)	53,750	1,725,375
Mercury General Corp.	1,697	85,715
National Interstate Corp.	18,239	366,969
Odyssey Re Holdings Corp.	24,200	945,494
Phoenix Companies, Inc. (The)	32,900	320,117
Platinum Underwriters Holdings, Ltd. (Bermuda)	2,740	98,914
RenaissanceRe Holdings, Ltd. (Bermuda)	103,586	5,269,420
Safety Insurance Group, Inc.	68,444	2,906,817
SeaBright Insurance Holdings, Inc. (NON)	84,000	966,000
Selective Insurance Group	132,172	2,854,915
Stancorp Financial Group	58,774	2,902,848
State Auto Financial Corp.	4,925	142,382
Universal American Financial Corp. (NON)	207,800	2,179,822

W.R. Berkley Corp.	207,974	4,912,346
Zenith National Insurance Corp.	104,103	3,582,184
		51,523,428

Investment Banking/Brokerage (1.5%)
Affiliated Managers Group (NON)	28,420	2,455,488
Eaton Vance Corp.	44,846	1,665,580
FBR Capital Markets Corp. (NON)	62,940	360,017
Federated Investors, Inc.	16,163	531,116
GLG Partners, Inc. (S)	183,300	1,691,859
Interactive Brokers Group, Inc. Class A (NON)	20,700	580,842
Investment Technology Group, Inc. (NON)	16,533	491,691
Jefferies Group, Inc.	23,310	442,657
Pzena Investment Management, Inc. Class A	880	8,175
Raymond James Financial, Inc.	11,673	337,350
Waddell & Reed Financial, Inc. Class A	69,923	2,335,428
		10,900,203

Leisure (--%)
Monaco Coach Corp.	13,400	30,016

Machinery (2.2%)
AGCO Corp. (NON)	35,500	2,124,675
Applied Industrial Technologies, Inc.	139,743	3,733,933
Columbus McKinnon Corp. (NON)	5,300	136,263
Gardner Denver, Inc. (NON)	34,900	1,591,440
Manitowoc Co., Inc. (The) (S)	215,300	5,675,308
NACCO Industries, Inc. Class A	11,300	1,141,300
Regal-Beloit Corp. (S)	38,400	1,603,200
		16,006,119

Manufacturing (0.9%)
EnPro Industries, Inc. (NON) (S)	67,800	2,441,478
Myers Industries, Inc.	14,200	159,040
Robbins & Myers, Inc.	31,013	1,574,530
Roper Industries, Inc.	30,500	1,865,990
Tredegar Corp.	11,800	193,284
		6,234,322

Medical Technology (1.2%)
Align Technology, Inc. (NON) (S)	48,100	481,481
Alliance Imaging, Inc. (NON)	23,000	218,040
Animal Health International, Inc. (NON)	23,500	129,485
ArthroCare Corp. (NON) (S)	4,200	88,788
Conmed Corp. (NON) (S)	19,621	596,282
Datascope Corp.	9,200	429,456
Edwards Lifesciences Corp. (NON) (S)	65,694	4,117,700
Invacare Corp.	17,500	411,775
Mentor Corp. (S)	86,639	2,149,514
Merit Medical Systems, Inc. (NON)	15,900	321,339
		8,943,860

Metals (1.9%)
A.M. Castle & Co.	12,900	261,096
AK Steel Holding Corp.	13,974	887,349
Carpenter Technology Corp.	4,700	181,890
CIRCOR International, Inc.	4,600	273,976
Commercial Metals Co.	7,100	211,935
Kaiser Aluminum Corp.	4,575	241,331
North American Galvanizing & Coatings, Inc. (NON)	462,191	3,984,086
Northwest Pipe Co. (NON)	2,238	130,140
Olympic Steel, Inc.	6,200	315,270
Reliance Steel & Aluminum Co.	57,150	3,609,594
Schnitzer Steel Industries, Inc. Class A	5,000	451,200
Worthington Industries , Inc.	181,700	3,223,358
		13,771,225

Natural Gas Utilities (0.5%)
WGL Holdings, Inc.	112,700	3,891,531

Office Equipment & Supplies (0.5%)
Ennis Inc.	175,000	2,703,750
Steelcase, Inc.	116,157	1,156,924
		3,860,674

Oil & Gas (2.9%)
Alon USA Energy, Inc. (S)	13,980	119,948
Berry Petroleum Co. Class A	24,452	1,052,414
Bois d'Arc Energy, Inc. (NON)	80,100	1,754,190
Calumet Specialty Products Partners, LP (S)	20,900	291,346
Carrizo Oil & Gas, Inc. (NON)	32,330	1,627,492
Comstock Resources, Inc. (NON)	10,887	664,216
Delta Petroleum Corp. (NON) (S)	19,267	367,422
Encore Acquisition Co. (NON)	9,100	563,017
Forest Oil Corp. (NON)	24,400	1,391,532
Frontier Oil Corp.	15,700	286,525
Holly Corp.	6,000	171,480
Mariner Energy, Inc. (NON) (S)	54,511	1,442,361

MarkWest Energy Partners LP	10,262	339,159
PetroHawk Energy Corp. (NON)	79,424	2,646,408
Petroleum Development Corp. (NON)	31,240	1,727,884
Petroquest Energy, Inc. (NON)	31,800	663,666
Stone Energy Corp. (NON)	30,700	1,566,314
Tesoro Corp. (S)	85,726	1,323,609
Unit Corp. (NON)	11,084	748,724
Whiting Petroleum Corp. (NON)	21,705	2,033,107
		20,780,814

Pharmaceuticals (3.8%)
Biovail Corp. (Canada)	127,118	1,290,248
Endo Pharmaceuticals Holdings, Inc. (NON)	88,700	2,053,405
King Pharmaceuticals, Inc. (NON) (S)	788,846	9,079,617
Medicis Pharmaceutical Corp. Class A (S)	159,600	2,930,256
Nektar Therapeutics (NON) (S)	48,704	242,546
Par Pharmaceutical Cos., Inc. (NON)	23,400	404,820
PharmaNet Development Group, Inc. (NON)	8,600	207,518
Sciele Pharma, Inc. (NON) (S)	67,460	1,258,129
Watson Pharmaceuticals, Inc. (NON) (S)	301,722	8,722,783
		26,189,322

Railroads (0.6%)
GATX Corp. (S)	101,695	4,624,072

Real Estate (5.7%)
Annaly Capital Management, Inc. (R)	5,000	75,350
Anthracite Capital, Inc. (R)	400,314	2,529,984
Anworth Mortgage Asset Corp. (R)	11,900	70,805
Apartment Investment & Management Co. Class A (R)	2,970	101,485
Ashford Hospitality Trust, Inc. (R)	284,300	1,128,671
CB Richard Ellis Group, Inc. Class A (NON)	15,421	216,665
CBL & Associates Properties (R)	9,030	175,363
Colonial Properties Trust (R)	8,785	175,349
DiamondRock Hospitality Co. (R)	287,022	2,646,343
Douglas Emmett, Inc. (R)	6,532	153,698
Entertainment Properties Trust (R)	17,829	956,348
Essex Property Trust, Inc. (R)	1,810	219,644
FelCor Lodging Trust, Inc. (R)	94,987	758,946
First Industrial Realty Trust (R)	23,816	590,399
Gramercy Capital Corp. (R)	131,546	889,251
Hospitality Properties Trust (R)	263,441	5,611,293
Inland Real Estate Corp. (R)	14,950	223,503
Jones Lang LaSalle, Inc.	5,940	282,982
Kite Realty Group Trust (R)	30,855	383,219
LaSalle Hotel Properties (R)	17,807	404,397
Lexington Corporate Properties Trust (R)	29,097	418,997
LTC Properties, Inc. (R)	65,648	1,918,891
M/I Schottenstein Homes, Inc.	7,200	136,440
Macerich Co. (The) (R)	945	52,287
Medical Properties Trust, Inc. (R)	56,550	627,140
MFA Mortgage Investments, Inc. (R)	70,500	454,725
Mid-America Apartment Communities, Inc. (R)	7,880	452,864
National Health Investors, Inc. (R)	158,180	4,886,180
National Retail Properties, Inc. (R)	242,244	5,121,038
Nationwide Health Properties, Inc. (R)	91,502	3,395,639
Omega Healthcare Investors, Inc. (R)	194,287	3,355,336
Pennsylvania Real Estate Investment Trust (R)	11,705	215,606
Ramco-Gershenson Properties (R)	6,258	135,298
Resource Capital Corp. (R)	410	2,743
Saul Centers, Inc. (R)	3,341	161,938
SL Green Realty Corp. (R)	4,482	373,530
Tanger Factory Outlet Centers (R)	11,833	441,844
Taubman Centers, Inc. (R)	7,729	370,992
Thomas Properties Group, Inc.	12,300	101,721
Ventas, Inc. (R)	10,579	474,574
		40,691,478

Regional Bells (0.1%)
Cincinnati Bell, Inc. (NON)	190,000	741,000

Restaurants (0.1%)
CBRL Group, Inc.	7,000	169,190
Denny's Corp. (NON)	111,042	286,488
		455,678

Retail (9.6%)
Aeropostale, Inc. (NON) (S)	314,584	10,145,334
AnnTaylor Stores Corp. (NON) (S)	330,100	7,443,755
Books-A-Million, Inc.	186,186	1,135,735
Brown Shoe Co., Inc. (S)	63,466	1,024,341
Buckle, Inc. (The) (S)	25,200	1,297,044
Cash America International, Inc.	19,062	803,654
Cato Corp. (The) Class A	325,161	5,817,130
Christopher & Banks Corp.	14,900	129,630
Dollar Tree, Inc. (NON)	240,077	9,002,888
Dress Barn, Inc. (NON)	9,200	148,396
First Cash Financial Services, Inc. (NON)	13,600	259,352
Jos. A. Bank Clothiers, Inc. (NON) (S)	23,900	535,360

Longs Drug Stores Corp. (S)	75,400	3,524,950
Nash Finch Co. (S)	42,140	1,663,266
NBTY, Inc. (NON)	140,100	4,832,049
O'Reilly Automotive, Inc. (NON)	10,369	264,824
Perry Ellis International, Inc. (NON)	45,373	986,863
Systemax, Inc. (S)	155,326	2,548,900
The Finish Line, Inc. Class A	18,800	203,980
Toro Co. (The) (S)	192,262	6,258,128
Weyco Group, Inc.	3,999	116,131
Wolverine World Wide, Inc. (S)	375,459	10,036,019
Zale Corp. (NON) (S)	12,600	278,712
		68,456,441

Schools (0.9%)
Career Education Corp. (NON)	341,993	6,272,152

Semiconductor (0.4%)
Advanced Energy Industries, Inc. (NON) (S)	50,175	693,419
Brooks Automation, Inc. (NON)	11,400	89,034
Novellus Systems, Inc. (NON)	86,442	1,760,824
Photronics, Inc. (NON)	36,100	153,425
		2,696,702

Shipping (1.7%)
Accuride Corp. (NON)	320,133	880,366
Arkansas Best Corp. (S)	50,928	1,891,466
General Maritime Corp. (S)	9,680	260,779
Nordic American Tanker Shipping (Bermuda)	5,300	211,576
Overseas Shipholding Group	117,260	9,234,225
Wabash National Corp.	3,989	37,098
		12,515,510

Software (2.4%)
Art Technology Group, Inc. (NON)	73,000	267,910
BMC Software, Inc. (NON)	111,000	3,650,790
Cadence Design Systems, Inc. (NON)	37,600	277,864
Citrix Systems, Inc. (NON) (S)	102,357	2,726,790
JDA Software Group, Inc. (NON)	9,500	162,165
McAfee, Inc. (NON)	9,346	306,082
MicroStrategy, Inc. (NON)	141,067	8,526,089
Red Hat, Inc. (NON) (S)	17,827	381,141
TIBCO Software, Inc. (NON)	44,000	361,240
Websense, Inc. (NON)	30,014	626,392
		17,286,463

Staffing (0.5%)
Administaff, Inc.	39,200	1,125,432
CDI Corp.	8,336	171,555
Heidrick & Struggles International, Inc. (S)	50,800	1,440,688
Korn/Ferry International (NON)	19,820	346,850
Resources Connection, Inc.	7,013	162,281
		3,246,806

Technology (0.3%)
Amkor Technologies, Inc. (NON) (S)	174,000	1,524,240
CACI International, Inc. Class A (NON) (S)	7,040	316,518
		1,840,758

Technology Services (3.2%)
Acxiom Corp.	334,500	4,294,980
Asiainfo Holdings, Inc. (China) (NON)	53,809	740,950
Blue Coat Systems, Inc. (NON) (S)	17,900	260,087
COMSYS IT Partners, Inc. (NON)	157,318	1,612,510
CSG Systems International, Inc. (NON)	37,800	670,572
Digital River, Inc. (NON)	5,340	213,013
Factset Research Systems, Inc. (S)	70,245	4,051,029
Fair Isaac Corp.	12,179	271,105
Global Payments, Inc.	17,769	786,989
Global Sources, Ltd. (Bermuda) (NON) (S)	21,910	302,796
Harris Interactive, Inc. (NON)	59,045	81,482
Infospace, Inc.	19,400	183,136
Secure Computing Corp. (NON)	36,500	143,445
Sohu.com, Inc. (China) (NON) (S)	23,900	1,803,972
SonicWall, Inc. (NON)	93,506	546,075
Travelzoo, Inc. (NON)	8,600	59,082
United Online, Inc. (S)	629,093	6,831,950
		22,853,173

Telecommunications (3.8%)
ADTRAN, Inc. (S)	150,610	3,367,640
Centennial Communications Corp. (NON)	45,400	365,016
CenturyTel, Inc.	352,100	13,094,599
Earthlink, Inc. (NON) (S)	63,238	569,142
j2 Global Communications, Inc. (NON) (S)	288,181	6,907,699
NeuStar, Inc. Class A (NON) (S)	13,780	289,104
NTELOS Holdings Corp.	23,700	566,667
Premiere Global Services, Inc. (NON) (S)	28,009	423,216
Shenandoah Telecom Co.	8,900	134,301

Syniverse Holdings, Inc. (NON)	25,211	408,418
USA Mobility, Inc. (NON)	135,900	1,103,508
		27,229,310

Textiles (0.2%)
Maidenform Brands, Inc. (NON)	101,300	1,550,903

Tire & Rubber (--%)
Cooper Tire & Rubber (S)	35,000	322,350

Tobacco (0.3%)
Alliance One International, Inc. (NON)	160,780	718,687
Universal Corp.	33,353	1,721,682
		2,440,369

Toys (1.9%)
Hasbro, Inc. (S)	337,010	13,049,027
Jakks Pacific, Inc. (NON)	34,436	756,903
		13,805,930

Transportation (0.1%)
Hornbeck Offshore Services, Inc. (NON)	13,200	588,456

Transportation Services (0.5%)
HUB Group, Inc. Class A (NON)	37,234	1,446,913
Pacer International, Inc.	89,973	2,135,959
		3,582,872

Trucks & Parts (1.3%)
ATC Technology Corp. (NON)	10,700	268,784
Autoliv, Inc. (Sweden)	217,954	8,508,914
Superior Industries International, Inc. (S)	13,500	228,015
		9,005,713

Waste Management (0.1%)
Darling International, Inc. (NON)	55,800	902,844

Total common stocks (cost $758,844,497)		$709,864,668

INVESTMENT COMPANIES (--%)(a) (cost $273,302)
	Shares	Value

MCG Capital Corp.	21,700	$103,726

SHORT-TERM INVESTMENTS (20.8%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.00% to 2.96% and
due dates ranging from August 1, 2008 to
September 26, 2008 (d)	$139,320,332	$139,146,309
Putnam Prime Money Market Fund (e)	$9,648,626	9,648,626

Total short-term investments (cost $148,794,935)		$148,794,935

TOTAL INVESTMENTS

Total investments (cost $907,912,734) (b)		$858,763,329

NOTES

(a) Percentages indicated are based on net assets of $716,530,142.

(b) The aggregate identified cost on a tax basis is $908,475,230, resulting in gross unrealized appreciation and depreciation of $82,777,902 and $132,489,803, respectively, or net unrealized depreciation of $49,711,901.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2008, the value of securities loaned amounted to $135,147,538. The fund received cash collateral of $139,146,309 which is pooled with collateral of other Putnam funds into 70 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $106,557 for the period ended July 31, 2008. During the period ended July 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $38,160,344 and $46,378,051, respectively.

On September 17, 2008, the Trustees of the fund voted to close Putnam Prime Money Market Fund effective September 17, 2008.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at July 31, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At July 31, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$719,210,635	$-

Level 2	$139,552,694	$-

Level 3	$-	$-

Total	$858,763,329	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 25, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 25, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2009

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments:

Putnam Mid Cap Value Fund
The fund's portfolio
7/31/08 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value

Aerospace and Defense (1.2%)
L-3 Communications Holdings, Inc.	100,900	$9,957,821

Banking (7.0%)
Capitol Federal Financial	366,200	14,809,128
City National Corp.	159,200	7,821,496
Fifth Third Bancorp	147,600	2,061,972
First Citizens BancShares, Inc. Class A	89,300	12,635,950
People's United Financial, Inc.	124,900	2,120,802
Sovereign Bancorp, Inc. (S)	998,300	9,503,816
TCF Financial Corp.	570,800	7,277,700
Washington Mutual, Inc.	472,600	2,518,958
		58,749,822

Building Materials (1.4%)
Stanley Works (The) (S)	265,200	11,796,096

Chemicals (1.4%)
Celanese Corp. Ser. A	295,100	11,370,203

Commercial and Consumer Services (0.9%)
URS Corp. (NON)	174,700	7,323,424

Construction (0.7%)
USG Corp. (NON) (S)	193,700	5,559,190

Consumer (1.3%)
Harman International Industries, Inc.	271,100	11,161,187

Consumer Goods (5.2%)
Alberto-Culver Co. (S)	417,295	11,196,025
Clorox Co.	213,000	11,608,500
Newell Rubbermaid, Inc.	729,000	12,050,370
Weight Watchers International, Inc. (S)	236,300	8,450,088
		43,304,983

Electric Utilities (3.7%)
Edison International	258,700	12,505,558
PG&E Corp.	152,700	5,883,531
Progress Energy, Inc.	104,380	4,416,318
Wisconsin Energy Corp.	180,000	8,121,600
		30,927,007

Electrical Equipment (2.1%)
WESCO International, Inc. (NON) (S)	457,100	17,209,815

Electronics (4.6%)
Amphenol Corp. Class A (S)	373,400	17,799,978
Avnet, Inc. (NON) (S)	165,300	4,506,078
General Cable Corp. (NON) (S)	285,600	16,459,128
		38,765,184

Energy (Oil Field) (3.8%)
BJ Services Co.	523,300	15,385,020
National-Oilwell Varco, Inc. (NON)	140,333	11,034,384
Oceaneering International, Inc. (NON)	82,500	5,002,800
		31,422,204

Financial (1.0%)
Nasdaq OMX Group, Inc. (The) (NON)	296,500	8,233,805

Gaming & Lottery (1.0%)
Scientific Games Corp. Class A (NON) (S)	287,300	8,716,682

Health Care Services (9.6%)
AmerisourceBergen Corp.	380,200	15,918,974
Coventry Health Care, Inc. (NON) (S)	375,600	13,284,972
DaVita, Inc. (NON)	180,700	10,092,095
Omnicare, Inc. (S)	775,130	22,819,827
Pediatrix Medical Group, Inc. (NON)	371,600	18,078,340
		80,194,208

Insurance (5.6%)
Fidelity National Title Group, Inc. Class A	916,600	12,245,776
Marsh & McLennan Cos., Inc.	232,100	6,556,825
Progressive Corp. (The)	735,700	14,897,925
W.R. Berkley Corp.	533,800	12,608,356
		46,308,882

Investment Banking/Brokerage (1.9%)
Ameriprise Financial, Inc.	109,600	4,658,000
Waddell & Reed Financial, Inc. Class A	343,300	11,466,220
		16,124,220

Machinery (2.4%)
Joy Global, Inc.	121,500	8,774,730
Kennametal, Inc. (S)	385,100	11,460,576
		20,235,306

Media (2.1%)
Interpublic Group of Companies, Inc. (The) (NON) (S)	2,007,000	17,641,530

Metals (3.0%)
Steel Dynamics, Inc.	398,300	12,618,144
United States Steel Corp.	79,800	12,796,728
		25,414,872

Natural Gas Utilities (3.2%)
National Fuel Gas Co.	215,600	10,734,724
Questar Corp.	305,100	16,133,688
		26,868,412

Oil & Gas (3.5%)
Cabot Oil & Gas Corp. Class A	122,900	5,408,829
Frontier Oil Corp. (S)	387,200	7,066,400
Newfield Exploration Co. (NON)	205,300	10,055,594
Sunoco, Inc. (S)	155,400	6,310,794
		28,841,617

Pharmaceuticals (2.3%)
Sepracor, Inc. (NON) (S)	1,104,800	19,311,904

Real Estate (3.5%)
Annaly Capital Management, Inc. (R)	407,790	6,145,395
Colonial Properties Trust (R)	182,500	3,642,700
DiamondRock Hospitality Co. (R)	660,800	6,092,576
General Growth Properties, Inc. (R)	239,700	6,570,177
HCP, Inc. (R)	195,600	7,055,292
		29,506,140

Retail (12.7%)
Abercrombie & Fitch Co. Class A (S)	157,900	8,719,238
BJ's Wholesale Club, Inc. (NON) (S)	541,211	20,311,649
OfficeMax, Inc.	1,032,700	13,177,252
Ross Stores, Inc. (S)	488,300	18,535,868
Sally Beauty Holdings, Inc. (NON) (S)	2,246,395	16,623,323
Supervalu, Inc.	326,500	8,364,930
Timberland Co. (The) Class A (NON)	1,408,700	20,200,758
		105,933,018

Semiconductor (4.2%)
Atmel Corp. (NON)	6,338,800	22,375,964
Maxim Integrated Products, Inc.	643,200	12,632,448
		35,008,412

Shipping (4.7%)
Con-way, Inc. (S)	416,280	21,047,117
DryShips, Inc. (Greece) (S)	229,400	17,693,622
		38,740,739

Software (3.6%)
McAfee, Inc. (NON)	640,720	20,983,580
Parametric Technology Corp. (NON)	481,100	9,318,907
		30,302,487

Total common stocks (cost $848,948,447)		$814,929,170

SHORT-TERM INVESTMENTS (24.5%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	37,770,167	$37,770,167
Short-term investments held as collateral for loaned
securities with yields ranging from 2.00% to 2.96% and
due dates ranging from August 1, 2008 to
September 26, 2008 (d)	$167,188,470	166,979,637

Total short-term investments (cost $204,749,804)		$204,749,804

TOTAL INVESTMENTS

Total investments (cost $1,053,698,251) (b)		$1,019,678,974

NOTES

(a) Percentages indicated are based on net assets of $835,281,745.

(b) The aggregate identified cost on a tax basis is $1,056,524,456, resulting in gross unrealized appreciation and depreciation of $94,442,331 and $131,287,813, respectively, or net unrealized depreciation of $36,845,482.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2008, the value of securities loaned amounted to $161,855,899. The fund received cash collateral of $166,979,637 which is pooled with collateral of other Putnam funds into 70 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $258,308 for the period ended July 31, 2008. During the period ended July 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $182,289,047 and $168,906,585, respectively. On September 17, 2008, the Trustees of the fund voted to close Putnam Prime Money Market Fund effective September 17, 2008.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at July 31, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$ 852,699,337	$ -

Level 2	166,979,637	-

Level 3	-	-

Total	$ 1,019,678,974	$ -

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 25, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 25, 2008